UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

August 31, 2013

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.4%

ALABAMA — 1.1%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	2,500,000	2,442,475
Mobile Industrial Development Board Pollution Control Rev., (Alabama Power Co.), VRDN, 1.65%, 3/20/17	1,000,000	995,370

		3,437,845

ALASKA — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, (Asset Backed), 5.00%, 6/1/46	1,000,000	671,890

ARIZONA — 1.2%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	266,485
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	868,690
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	590,475
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,061,820
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	658,000	657,954
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	404,000	376,403

		3,821,827

CALIFORNIA — 15.8%
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	1,250,000	1,372,575
California GO, 5.00%, 4/1/37	1,000,000	999,960
California GO, 5.00%, 4/1/42	1,450,000	1,445,563
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,208,140
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	384,452
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	175,000	169,540
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,010,020
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	879,944
California State Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,512,420
California State Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/38	1,500,000	1,448,625
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,129,160
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,308,425
El Camino Community College District GO, Capital Appreciation, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(2)	1,655,000	550,817

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	1,000,000	670,110
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	2,000,000	1,477,060
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	4,000,000	4,067,800
Los Angeles Department of Water & Power Rev., Series 2012 B, (Power System), 5.00%, 7/1/43	2,000,000	2,021,220
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/32	1,000,000	1,037,720
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,080,280
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,104,043
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	254,173
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	225,000	228,164
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.05%, 9/3/13 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	5,300,000	5,300,000
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	3,221,000	2,983,355
San Diego Community College District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/23(2)	780,000	501,025
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(2)	1,000,000	108,530
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	816,757
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	265,250
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.00%, 9/1/42	2,000,000	1,861,340
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	514,705
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(2)	2,225,000	1,325,499
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,000,360
Southern Kern Unified School District GO, Capital Appreciation, Series 2010 B, (Election of 2008), 0.00%, 11/1/40 (AGM)(2)	2,800,000	516,376
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(2)	3,500,000	461,160
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,500,225
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,505,000	1,545,063

		49,059,856

COLORADO — 6.7%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,269,320
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 D7, (Jewish Federation Bond Program), VRDN, 0.06%, 9/3/13 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000

Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	513,020
Denver Health & Hospital Authority Healthcare Rev., Series 2009 A, 6.25%, 12/1/33	2,925,000	3,044,925
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A1, 5.00%, 12/1/25	1,500,000	1,575,645
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	1,851,000	1,757,376
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	3,000,000	2,964,630
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	504,840
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 6/1/14, Prerefunded at 101% of Par(3)	1,500,000	1,602,030
Regional Transportation District COP, Series 2013 A, 5.00%, 6/1/21	1,000,000	1,115,190
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,011,690
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(4)	1,800,000	879,840
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(4)	1,500,000	733,200

		20,971,706

CONNECTICUT — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	1,000,000	1,097,620

DELAWARE — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,542,435

FLORIDA — 5.0%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	3,000,000	3,001,860
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	845,000	833,990
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	770,170
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,204,975
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	562,485
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,444,020
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 5.00%, 11/15/29	1,000,000	952,410
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,447,020
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,166,160
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,049,540
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/14, Prerefunded at 101% of Par(3)	1,245,000	1,304,162
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	885,000	964,340

		15,701,132

GEORGIA — 5.1%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,001,150
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,400,350
Atlanta Water & Wastewater Rev., Series 2013 B, 5.00%, 11/1/24(5)	1,000,000	1,100,340

DeKalb County Hospital Authority Rev., (DeKalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	817,480
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,015,750
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/41	1,000,000	1,004,530
Georgia Municipal Electric Authority Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23	3,000,000	3,493,020
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	4,000,000	4,067,560

		15,900,180

GUAM — 2.7%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,019,290
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	1,800,000	1,624,374
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,100,328
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,515,135

		8,259,127

HAWAII — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,667,010

IDAHO — 0.4%
Boise City Independent School District GO, Series 2012 B, 5.00%, 8/1/22	1,000,000	1,155,350

ILLINOIS — 4.5%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,322,761
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,049,830
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	819,216
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)(6)	4,966,000	2,106,130
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,097,809
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	983,200
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,756,695
Illinois GO, 5.00%, 8/1/25	1,000,000	1,005,810
Illinois GO, 5.50%, 7/1/38	1,000,000	948,110
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	2,500,000	419,475
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	628,856

		14,137,892

IOWA — 0.3%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	779,210

LOUISIANA — 1.1%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,634,865
New Orleans GO, 5.00%, 12/1/32	500,000	485,520
New Orleans GO, 5.00%, 12/1/33	1,250,000	1,199,175

		3,319,560

MARYLAND — 2.7%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,020,000
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	2,998,484
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,002,280
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25	1,000,000	1,029,280
Maryland Health & Higher Educational Facilities Authority Rev., Series 2013 A, (University of Maryland Medical System), 5.00%, 7/1/43	1,500,000	1,395,720
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,028,010

		8,473,774

MASSACHUSETTS — 1.0%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	821,710
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/28	2,000,000	2,143,080

		2,964,790

MICHIGAN — 4.9%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,552,698
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	722,684
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	1,937,182
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	3,241,987
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	930,180
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,350,100
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,523,673
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,023,530
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	960,000	997,978

		15,280,012

MISSOURI — 1.5%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,313,020
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,276,525

		4,589,545

NEBRASKA — 1.4%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,228,733
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,137,160

		4,365,893

NEVADA — 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	970,000	976,460

NEW JERSEY — 3.2%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	894,920
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	444,765
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	2,788,230
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,405,000	1,392,060
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	976,070
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/32(2)	6,420,000	2,162,834
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	2,000,000	1,369,760

		10,028,639

NEW MEXICO — 1.1%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,464,476
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,145,000	1,086,388
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	979,250

		3,530,114

NEW YORK — 7.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	841,928
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/43	2,000,000	1,948,160
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	974,080
New York City GO, Series 2013 A1, 5.00%, 8/1/36	900,000	916,884
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	852,563
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	909,910
New York City Municipal Water Finance Authority Rev., Series 2012 BB, 5.00%, 6/15/47	3,000,000	3,006,420
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/22(7)	1,000,000	1,147,590
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,080,851
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	2,500,000	2,524,175
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,006,770
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,283,520
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,194,100
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,171,480
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	2,500,000	1,051,075

		23,909,506

NORTH CAROLINA — 0.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,209,788

North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,456,125

		2,665,913

OHIO — 3.5%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	1,000,000	770,930
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.75%, 6/1/34	1,000,000	689,780
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/47	1,500,000	1,011,225
JobsOhio Beverage System Rev., Series 2013 A, (Senior Lien), 5.00%, 1/1/20	2,000,000	2,242,660
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,322,043
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,673,064
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	3,000,000	3,025,080

		10,734,782

OKLAHOMA — 2.3%
Oklahoma Development Finance Authority Rev., (Inverness Village Community), 6.00%, 1/1/32	1,250,000	1,192,475
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,123,360
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	1,500,000	1,282,395
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,618,400

		7,216,630

OREGON — 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,400,000	1,277,962
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,292,537
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	955,200
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,185,450

		4,711,149

PENNSYLVANIA — 3.1%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,015,140
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,437,510
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,135,940
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	1,948,120
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	1,440,000	1,566,590
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,596,390

		9,699,690

PUERTO RICO — 5.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	3,250,000	2,679,950
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	5,000,000	3,718,800

Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/20 (NATL-RE)	1,400,000	1,311,828
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,180,935
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	2,285,000	1,668,644
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), 5.75%, 7/1/16	4,555,000	4,637,947
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	297,352
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	2,500,000	2,086,775

		17,582,231

SOUTH CAROLINA — 1.1%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,506,403
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	1,905,340

		3,411,743

TEXAS — 4.4%
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/17	500,000	525,735
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/18	250,000	263,410
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	411,620
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,102,600
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,029,060
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	469,715
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	657,767
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	941,620
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,242,520
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,551,495
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,609,620

		13,805,162

U.S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,184,340
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,491,870

		3,676,210

VIRGINIA — 2.6%
Chesapeake Expressway Toll Road Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/15/23(8)	1,380,000	558,776
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	750,000	659,220
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	574,110

Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,094,360
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	266,320
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/23	2,000,000	2,320,360
Virginia Small Business Financing Authority Rev., (Senior Lien/Express Lanes LLC Project), 5.00%, 1/1/40	2,000,000	1,592,180
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,127,060

		8,192,386

WASHINGTON — 0.7%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	268,875
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	874,820
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/38	1,000,000	1,010,780

		2,154,475

WISCONSIN — 2.4%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	1,828,140
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,641,075
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(3)	2,000,000	2,070,300
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,069,560

		7,609,075

WYOMING — 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,086,780

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $325,943,361)		309,187,599

OTHER ASSETS AND LIABILITIES — 0.6%		1,889,586

TOTAL NET ASSETS — 100.0%		$311,077,185

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
11	U.S. Treasury 30-Year Bonds	December 2013	1,450,969	(8,142)

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,738,234, which represented 0.6% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	Security is in default.
(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)	Non-income producing.
(7)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $149,187.

(8)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$325,943,361
Gross tax appreciation of investments	$7,155,544
Gross tax depreciation of investments	(23,911,306)
Net tax appreciation (depreciation) of investments	$(16,755,762)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

August 31, 2013

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 98.7%

ALABAMA — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,136,532
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,669,950
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,043,894
East Central Industrial Development Authority Rev., 5.25%, 9/1/13 (Ambac)	810,000	810,105

		8,660,481

ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,819,463

ARIZONA — 1.9%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,137,227
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	12,400,000	14,092,476
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.99%, 10/1/13	7,500,000	5,793,000
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,172,260
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,483,150
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,131,880
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,904,750
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)	1,655,000	1,701,059
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,526,325
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,033,653
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	2,909,280
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,018,607
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,272,219
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,757,997
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,249,554
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	733,520
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,328,723
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	775,411

Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	868,062
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,006,320
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,097,555
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	4,935,721

		69,928,749

ARKANSAS — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	3,400,000	3,863,828

CALIFORNIA — 17.7%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	6,408,816
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	5,890,274
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	13,087,109
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.76%, 9/5/13	2,175,000	2,189,746
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.16%, 9/5/13	3,750,000	3,765,375
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	6,954,896
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,733,661
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,409,260
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,578,900
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,838,200
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	4,039,912
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	11,488,374
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,529,749
California Economic Recovery GO, Series 2009 A, 4.60%, 7/1/19	4,320,000	4,957,762
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/20	12,160,000	13,981,933
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	35,000,000	36,395,100
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	3,815,595
California GO, 5.00%, 3/1/15	6,500,000	6,947,785
California GO, 5.00%, 5/1/15	6,000,000	6,455,460
California GO, 5.00%, 9/1/16	8,435,000	9,486,591
California GO, 5.00%, 9/1/16	5,000,000	5,623,350
California GO, 5.00%, 10/1/16	10,000,000	11,275,200
California GO, 5.00%, 10/1/17	8,000,000	9,207,760
California GO, 5.00%, 10/1/18	10,000,000	11,625,100
California GO, 5.25%, 9/1/23	25,000,000	28,204,000
California GO, 5.00%, 9/1/24	10,000,000	11,033,200
California GO, 5.00%, 2/1/27	10,000,000	10,615,400

California GO, 5.00%, 2/1/28	10,000,000	10,505,500
California GO, 5.00%, 10/1/29	9,000,000	9,289,620
California GO, 5.75%, 4/1/31	16,630,000	17,764,499
California GO, 5.00%, 6/1/32	11,805,000	12,001,789
California GO, 5.00%, 11/1/32	2,785,000	2,836,160
California GO, 6.00%, 4/1/38	5,000,000	5,538,150
California GO, 5.50%, 11/1/39	10,000,000	10,456,100
California GO, Series 2012 B, VRN, 0.96%, 9/5/13	4,000,000	4,023,840
California GO, Series 2012 B, VRN, 1.06%, 9/5/13	1,600,000	1,613,472
California GO, Series 2012 B, VRN, 1.21%, 9/5/13	1,920,000	1,951,162
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,491,840
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,188,032
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,491,840
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	43,446
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,377,897
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	2,720,000	2,910,944
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,552,700
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,490,350
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,040,700
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,194,481
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,362,475
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	1,719,620
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	5,658,133
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	5,290,000	5,126,486
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,543,005
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,385,968
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	4,000,000	4,535,720
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16	10,000,000	11,229,500
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,057,680
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	6,600,000	7,355,964
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	11,250,000	12,343,387
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	12,419,540

California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,311,700
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,638,445
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	2,000,000	2,048,920
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,730,000
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,496,560
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	9,624,400
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.01%, 9/5/13	5,000,000	5,029,650
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)	430,000	436,183
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Partially Prerefunded at 101% of Par (AGM)(1)	1,570,000	1,591,588
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,815,000	3,072,516
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, 5.875%, 1/15/27	5,000,000	5,039,750
Golden State Tobacco Securitization Corp. Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,272,950
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,640,612
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	724,216
Irvine Ranch Water District Special Assessment Rev., Series 2009 B, VRDN, 0.05%, 9/3/13 (LOC : Bank of America N.A.)	12,000,000	12,000,000
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,535,097
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,023,255
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,410,238
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	5,000,000	5,202,750
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,805,550
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	110,527
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	580,715
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	292,173
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,172,990
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	11,637,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	577,150
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,668,920
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,044,316
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,455,229

Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,719,082
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	11,761,760
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)	2,200,000	2,301,662
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,358,903
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.21%, 9/5/13	5,000,000	4,991,300
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,632,327
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,827,825
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,628,700
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,114,550
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,704,630
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,472,624
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,144,100
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	847,318
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	2,769,948
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,773,480
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,264,025
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	6,188,881
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	6,600,000	7,434,042
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,266,940
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,383,820
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,712,769
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,570,186
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,227,705
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,043,292
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,037,000

		632,389,477

COLORADO — 2.2%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,186,662
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,673,300
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16	760,000	761,140
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,738,170
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,023,820

Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,252
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,807,250
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	9,750,000	10,418,850
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	7,034,736
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.78%, 9/5/13	3,000,000	3,009,180
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	10,801,070
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/26	9,800,000	10,685,626
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,263,900
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,953,844
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,259,803
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,105,148
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,484,224
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,475,614
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,450,134
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,549,230
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,011,690
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,322,244

		78,065,887

CONNECTICUT — 2.4%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(1)	2,150,000	2,254,533
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14	3,900,000	3,963,726
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-RE-IBC)	4,000,000	4,062,920
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,301,100
Connecticut GO, Series 2005 A, VRDN, 0.76%, 9/5/13	5,000,000	5,009,050
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,182,950
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,749,715
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,230,590
Connecticut GO, Series 2012 A, VRDN, 0.28%, 9/5/13	7,500,000	7,491,900
Connecticut GO, Series 2012 A, VRDN, 0.46%, 9/5/13	4,500,000	4,487,040
Connecticut GO, Series 2012 A, VRDN, 0.59%, 9/5/13	4,300,000	4,277,038
Connecticut GO, Series 2012 A, VRDN, 0.74%, 9/5/13	4,000,000	3,979,040
Connecticut GO, Series 2012 A, VRDN, 0.94%, 9/5/13	4,500,000	4,495,500
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,315,000	3,298,856
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,930,815
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,325,947

		85,040,720

DISTRICT OF COLUMBIA — 0.9%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,803,400
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,361,208
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,768,650
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,851,450
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,220,412
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.54%, 9/5/13	2,500,000	2,502,025
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	4,921,000
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,218,286

		31,646,431

FLORIDA — 5.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	2,859,535
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,064,930
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,052,150
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	12,410,296
Citizens Property Insurance Corp. Rev., Series 2009 A1, 5.50%, 6/1/17	3,625,000	4,099,367
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,550,736
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,870,275
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	5,800,000	6,506,672
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,304,290
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	4,940,743
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	9,700,000	10,793,966
Florida Board of Public Education GO, Series 2011 B, (Capital Outlay of 2011), 5.00%, 6/1/18	7,250,000	8,360,917
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,269,080
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,884,908
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	11,547,400
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,086,680
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	612,065
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,002,600
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,025,740
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	800,000	803,240
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	10,000,000	10,191,200
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,277,170
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,075,654
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,588,262
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,008,510
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,693,710
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,584,319

Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,228,560
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	688,240
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	868,212
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,067,151
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	2,903,160
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	9,207,764
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	8,449,440
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	6,788,990
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	2,926,230
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,101,720
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,740,315
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,802,600
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,482,563
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,010,750
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	760,000	851,010
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	5,705,739
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,773,780
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,411,005
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,060,161
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	508,204
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	616,358
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,057,596
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,443,850
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	230,000	249,815
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,184,570

		206,592,198

GEORGIA — 2.6%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,358,628
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	5,731,500
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,403,680
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,001,200
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,001,200
DeKalb County Hospital Authority Rev., (DeKalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,503,533
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	2,300,000	2,308,096
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,266,140
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,208,300
Georgia GO, Series 2013 C, 5.00%, 10/1/20	18,485,000	21,820,249
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,649,650

Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,305,056
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,068,121
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,463,360
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	790,000	804,275
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.31%, 9/5/13	10,000,000	9,998,800
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,016,320

		94,908,108

GUAM — 0.8%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,294,500
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,006,540
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,541,280
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,111,050
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	13,320,000	13,885,834
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,114,340
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,045,640

		28,999,184

HAWAII — 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,265,400
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,066,040
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	11,349,000
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,494,575
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	816,448
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,407,490
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,025,030
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	1,555,000	1,695,712

		27,119,695

IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	246,875
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,088,350

		3,335,225

ILLINOIS — 4.5%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,116,960
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,321,141
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,102,689
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,349,763
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	1,300,000	1,433,380
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	5,345,000	5,641,166
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,693,900
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)	4,000,000	4,064,520

Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	651,486
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,046,640
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,087,750
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,087,490
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)	1,015,000	1,023,222
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,275,375
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,015,980
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,830,000	2,040,523
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,781,341
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,753,072
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	988,740
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,659,900
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	5,515,400
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,023,740
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,083,550
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,110,460
Illinois GO, 5.00%, 1/1/15	15,000,000	15,801,300
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,945,242
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,730,706
Illinois GO, 4.00%, 9/1/17	5,000,000	5,304,150
Illinois GO, 5.00%, 1/1/20	1,000,000	1,071,610
Illinois GO, 5.00%, 8/1/23	5,000,000	5,103,750
Illinois GO, 5.00%, 8/1/24	7,585,000	7,699,685
Illinois GO, 5.00%, 3/1/37	900,000	796,671
Illinois GO, 5.50%, 7/1/38	4,900,000	4,645,739
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,402,300
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,249,120
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/14	5,000,000	5,188,150
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,322,680
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,314,550
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	1,002,521
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,574,743
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,677,460
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,133,500
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	800,000	936,600
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,073,630
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,518,585

		159,360,880

INDIANA — 0.9%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,047,100
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,675,420
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,777,712
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,866,598
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,609,450
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	2,952,666
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,324,475
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,790,646
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,540,320
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	340,000	364,181
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,122,380
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,290,060
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,885,230

		32,246,238

IOWA — 0.2%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,851,075
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	1,969,968
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,728,481

		6,549,524

KANSAS — 0.8%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,072,940
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.29%, 9/5/13	24,500,000	24,500,245

		29,573,185

KENTUCKY — 0.6%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,545,080
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,273,510
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,326,238
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,194,826
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18	7,000,000	8,034,670

		22,374,324

LOUISIANA — 1.0%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,751,320
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,350,850
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	4,647,501
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,225,858

Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,526,882
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,619,300
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,459,040
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,589,140
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,137,890
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,142,640
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,423,800

		34,874,221

MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,805,537

MARYLAND — 1.2%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,002,280
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,718,600
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,713,560
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,958,632
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,876,650
Maryland GO, Series 2013 A, 5.00%, 3/1/23	10,000,000	11,402,300
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,712,330

		41,384,352

MASSACHUSETTS — 4.6%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34	3,300,000	3,494,007
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,596,735
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,620,000	1,779,667
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14	5,000,000	5,136,200
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14	2,500,000	2,609,350
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28	10,000,000	10,641,700
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,023,018
Massachusetts GO, Series 2012 A, VRN, 0.31%, 9/5/13	9,800,000	9,801,960
Massachusetts GO, Series 2013 A, 5.00%, 4/1/19	14,600,000	16,900,230
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,144,700
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,202,350
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,465,000	8,554,306
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	7,522,160
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	11,943,600
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	1,906,040
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,639,980
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,123,238

Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,241,560
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,439,650
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	288,738
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	2,832,088
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	8,167,337
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	20,205,000	21,293,039
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,092,260
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,482,400
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,131,120
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,028,117
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,649,946
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,091,440

		165,756,936

MICHIGAN — 2.6%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,554,750
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,833,235
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,499,545
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	4,592,775
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,035,765
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	10,762,125
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	17,139,307
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,650,314
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,293,695
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	841,490
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	701,888
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,715,645
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,183,350
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	6,562,800
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,348,353
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,496,280
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	610,405
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	750,232

Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,496,639
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,796,880
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	7,355,920
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,306,930
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,173,200

		91,701,523

MINNESOTA — 0.8%
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,309,577
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,864,400
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,102,392
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,043,462
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,380,050
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,551,040

		27,250,921

MISSISSIPPI — 0.9%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	4,906,088
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	10,000,000	10,521,300
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,689,402
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,812,609
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,067,820
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,635,405
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,259,600
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,303,100
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,128,354

		33,323,678

MISSOURI — 0.3%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,542,064
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,183,280
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,110,616

Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,370,402
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,060,870

		11,267,232

MONTANA — 0.1%
Forsyth MT Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.08%, 9/3/13 (LOC: JPMorgan Chase Bank N.A.)	2,635,000	2,635,000

NEBRASKA — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,659,375
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,812,175
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	817,665
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,339,660

		9,628,875

NEVADA — 0.1%
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	4,800,000	5,463,264

NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13	1,030,000	1,033,111
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,203,627

		2,236,738

NEW JERSEY — 4.4%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,233,004
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15	3,475,000	3,781,217
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33	110,000	110,241
New Jersey Economic Development Authority Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18	5,000,000	5,696,550
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19	5,000,000	5,690,700
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21	10,000,000	11,168,500
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.64%, 9/5/13	7,000,000	7,004,060
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,222,300
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,125,635
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,619,360
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,014,174
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,726,277
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,275,875
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	87,402
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,935,807
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,076,560
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	15,379,983
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)	5,595,000	5,616,988
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,275,000

New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,142,432
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,490,073
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	17,268,300
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	7,827,084
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17	4,750,000	5,406,688
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,167,450
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,588,318
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,316,800
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	4,106,860

		158,353,638

NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,142,980
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,477,000
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,221,180

		6,841,160

NEW YORK — 12.2%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	3,893,917
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,558,599
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,177,517
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,358,716
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	4,774,750
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,653,217
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	1,992,690
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.74%, 9/5/13	5,000,000	5,002,400
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/13	4,000,000	4,038,040
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,922,750
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,053,254
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,600,805
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,073,280
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,280,040
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,298,700
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	4,881,590
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	10,689,034
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	4,870,400
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,047,572

Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,681,575
New York City GO, Series 2004 D, 5.00%, 11/1/14, Prerefunded at 100% of Par (AGM)(1)	4,025,000	4,250,641
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	1,170,000	1,233,028
New York City GO, Series 2013 A1, 5.00%, 8/1/36	4,510,000	4,594,608
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,717,604
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	11,367,500
New York City GO, VRN, 0.44%, 9/5/13	3,500,000	3,499,055
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,544,643
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,139,965
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,092,700
New York City Transitional Finance Authority Rev., Series 2002 2F, (Future Tax Secured Bonds), VRDN, 0.09%, 9/3/13 (LIQ FAC: Bayerische Landesbank)	935,000	935,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,916,558
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19	5,445,000	6,121,269
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,849,736
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,260,504
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	115,000	130,271
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,675,000	4,155,322
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,009,085
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	4,629,920
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,052,640
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	4,457,440
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	6,600,720
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	13,850,611
New York City Trust for Cultural Resources Rev., Series 2009 B, (Julliard School), VRDN, 1.35%, 8/1/17	6,750,000	6,717,600
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,592,950
New York GO, Series 2006 J1, 5.00%, 6/1/18	4,000,000	4,419,200
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,754,638
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,905,786
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,388,320
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	7,799,960
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,323,316
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,500,673
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,268,085
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	5,760,200

New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,086,820
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,140,745
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,801,800
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,627,949
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	9,773,852
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,161,490
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,102,443
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,016,240
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,113,700
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	9,969,955
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,068,640
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,233,288
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,141,393
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,289,860
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,535,000	11,300,157
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,229,755
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,283,020
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	30,000,000	30,670,200
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,698,464
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/25	5,865,000	6,396,604
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,308,010
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,165,278
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	1,800,000	1,585,044
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,391,731
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	215,000	220,156
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	912,407
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	2,843,906
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,044,360
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,037,100
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,283,975
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,179,242
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,362,700

Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,210,774
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,453,550
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	10,044,700
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,565,185
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,841,073
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,123,839
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2012 B, 0.00%, 11/15/32(2)	2,650,000	1,020,913
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,077,253

		437,465,965

NORTH CAROLINA — 2.3%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,294,080
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,145,910
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,428,246
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,132,724
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,356,909
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	7,791,978
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,182,220
North Carolina GO, Series 2010 C, 5.00%, 5/1/21	7,135,000	8,394,756
North Carolina GO, Series 2013 C, 5.00%, 5/1/24	11,000,000	12,855,150
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,812,525
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,214,200
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,856,808
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,240,933
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,236,538
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,180,693
University of North Carolina at Chapel Hill Rev., Series 2012 A, VRDN, 0.57%, 9/1/13	11,000,000	10,988,450
University of North Carolina at Chapel Hill Rev., Series 2012 B, VRDN, 0.875%, 9/1/13	10,000,000	10,010,000

		84,122,120

NORTH DAKOTA — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.11%, 9/3/13 (LOC: Bank of America N.A.)	7,100,000	7,100,000

OHIO — 1.4%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,119,690
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,208,520
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,607,125
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,602,788
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	3,702,471

Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,695,906
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,802,526
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,757,020
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,806,450
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	879,668
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	234,902
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	1,988,496
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	255,330
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,279,529
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,323,520
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13	5,895,000	5,967,273

		50,231,214

OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,294,240
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/13	1,610,000	1,610,161
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,759,548
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,737,052
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,160,992

		10,561,993

OREGON — 0.2%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,260,220
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,188,928
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,747,740
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,125,359

		8,322,247

PENNSYLVANIA — 5.5%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,713,975
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	785,000	798,424
Beaver County Industrial Development Authority Rev., Series 2006 B, (Pollution Control), VRDN, 2.50%, 6/1/17 (GA: First Energy Solutions Corp./First Energy Generation Corp.)	15,310,000	14,920,207
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.56%, 9/5/13	2,500,000	2,471,500
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,323,639
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,028,490
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,274,376

East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	3,099,973
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,255,832
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,131,364
Geisinger Authority Health System Rev., VRN, 0.95%, 11/1/13	5,000,000	3,749,150
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,339,850
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,287,288
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,060,077
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,315,387
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,158,741
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,781,456
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,255,902
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,449,350
Pennsylvania GO, 5.00%, 11/15/22	7,900,000	9,015,559
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	4,000,000	4,456,360
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,316,092
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	10,865,848
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,175,280
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/25	1,000,000	1,079,970
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/26	1,000,000	1,066,810
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	1,150,000	1,209,352
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	10,846,900
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.66%, 9/5/13	5,000,000	4,948,850
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.74%, 9/5/13	3,945,000	3,886,259
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,106,090
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,456,643
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)	5,000,000	5,678,450
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	17,667,145
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,174,510
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,046,220
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	258,450
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	536,900
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,171,470
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,581,968
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	1,975,924
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,924,170

		196,860,201

PUERTO RICO — 4.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	12,550,000	12,597,188
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,286,337
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,800,000	9,554,510
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	3,066,866
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	11,590,000	9,557,114
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,625,000	1,838,839
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	4,055,700
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	1,668,891
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	6,615,694
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	8,795,000	5,853,688
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	1,642,844
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	4,959,550
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	3,235,000	3,236,456
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	1,550,000	1,522,875
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	3,055,274
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	2,275,410
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	—	—
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	5,000,000	3,651,300
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	3,500,000	2,334,955
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	17,750,000	17,893,242
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	4,033,880
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	1,991,940
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)	5,000,000	5,218,450
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	4,934,700
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	2,000,000	1,957,040
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	5,845,549
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	4,392,900
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	2,862,013
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	4,074,750
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,064,597
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	10,450,000	11,048,262
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(2)	5,725,000	730,911

		144,821,725

RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,251,980

SOUTH CAROLINA — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	1,948,590
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,223,803
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,175,890
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,508,623
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	772,310
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,299,910
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	780,812
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,064,534
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	158,448
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	548,908
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	421,661
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,463,050
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,353,880
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,757,483
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,061,340
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,991,693

		31,530,935

TENNESSEE — 0.2%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	1,265,000	1,310,831
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.12%, 9/3/13 (LOC: Bank of America N.A.)	2,830,000	2,830,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,747,600
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,131,920
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,030,670

		9,051,021

TEXAS — 5.7%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,661,390
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	5,655,948
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	533,430
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	385,966
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/19 (Ambac)	1,000,000	1,094,800
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,055,655
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,479,850
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	881,165
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	554,030
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	580,230

Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,107,550
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	720,936
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,405,554
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,614,388
Dallas Performing Arts Cultural Facilities Corp. Rev., Series 2008 B, (Dallas Center for the Performing Arts Foundation, Inc.), VRDN, 0.05%, 9/3/13 (LOC: JPMorgan Chase Bank N.A.)	17,445,000	17,445,000
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,270,446
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	4,848,184
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,071,610
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,135,160
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)	1,115,000	1,139,675
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14	2,540,000	2,584,221
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,263,120
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,130,030
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,041,323
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,087,600
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,714,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,913,450
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,263,200
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	2,829,158
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,358,840
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,059,465
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,655,705
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,142,240
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,038,967
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,348,575
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,389
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	855,762
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,102,210
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,734,566
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,151,000
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	2,000,000	2,045,980
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,071,900
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,209,760
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,343,397
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)	1,740,000	1,785,919
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,416,104
North Texas Tollway Authority Rev., Series 2012 B, 5.00%, 1/1/21	7,615,000	8,389,446
North Texas Tollway Authority Rev., Series 2012 B, 5.00%, 1/1/28	3,000,000	3,040,620
North Texas Tollway Authority Rev., Series 2012 B, 5.00%, 1/1/30	6,310,000	6,322,368

North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	1,921,114
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,658,996
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	622,617
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,921,937
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,343,990
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,351,385
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,122,220
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,061,600
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,692,742
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,214,276
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,053,950
Texas GO, 5.00%, 10/1/15	3,500,000	3,831,415
Texas GO, 5.00%, 10/1/16	3,355,000	3,789,137
Texas GO, 5.00%, 10/1/17	2,225,000	2,561,865
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,083,940
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,710,540
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,201,450
Texas Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,492,150
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,247,906
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,154,550

		202,583,062

U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	6,950,000	7,600,242
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	5,654,990
Virgin Islands Public Finance Authority Rev., Series 2012 A, (Matching Fund Loan Note), 5.00%, 10/1/32	5,500,000	5,208,335

		18,463,567

UTAH — 0.3%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,614,132
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	200,000	214,848
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,655,840
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,147,602
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,309,109

		11,941,531

VERMONT — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,769,751

VIRGINIA — 0.4%
Chesapeake Expressway Toll Road Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/15/23(3)	1,800,000	822,222
Chesapeake Expressway Toll Road Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/15/23(3)	1,420,000	574,972
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,440,311
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,782,528
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,789,432

		13,409,465

WASHINGTON — 3.7%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	2,750,000	3,107,335
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,375,892
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,744,324
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,334,320
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,499,290
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,907,109
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,637,800
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL-RE)	1,750,000	1,801,800
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,056,960
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,344,263
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Board Guarantee)	1,000,000	1,098,490
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,110,000
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,778,200
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Bond Guarantee)(1)	6,690,000	7,469,920
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	1,905,000	2,092,585
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,688,985
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,098,810
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,197,200
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,148,910
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	18,042,987
Washington GO, Series 1990 A, 6.75%, 2/1/15	435,000	459,434
Washington GO, Series 2005 D, 5.00%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	10,000,000	10,619,900
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	3,907,035
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	5,682,450
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,914,462
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,278,020

Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,378,972
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	15,081,330
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	850,000	721,540
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,672,215
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Board Gaurantee)	1,675,000	1,880,858

		133,131,396

WISCONSIN — 1.4%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/25	10,000,000	11,150,700
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26	8,700,000	9,568,608
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,384,800
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,796,400
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,477,390
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	2,892,200
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,239,808
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,394,384
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	576,675

		50,480,965

TOTAL INVESTMENT SECURITIES — 98.7% (Cost $3,524,430,238)		3,532,095,810

OTHER ASSETS AND LIABILITIES — 1.3%		45,139,043

TOTAL NET ASSETS — 100.0%		$3,577,234,853

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,524,430,238
Gross tax appreciation of investments	$95,498,239
Gross tax depreciation of investments	(87,832,667)
Net tax appreciation (depreciation) of investments	$7,665,572

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

August 31, 2013

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 96.9%

ARIZONA — 2.1%
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	100,000	113,649
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	106,594
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	236,190
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	48,488
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	288,372
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	343,145
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	318,228

		1,454,666

CALIFORNIA — 18.5%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	440,000	151,360
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	208,360
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	100,000	108,624
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)(3)	270,000	299,959
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.76%, 9/5/13	200,000	201,356
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	304,404
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	201,876
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	111,578
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	134,671
California Educational Facilities Authority Rev., Series 2012 U-2, (Stanford University), 5.00%, 10/1/32	300,000	336,981
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	250,000	274,515
California GO, 5.00%, 9/1/16	250,000	281,167
California GO, 4.00%, 9/1/18	400,000	445,700
California GO, 5.00%, 9/1/24	200,000	220,664
California GO, 5.00%, 6/1/25	130,000	137,090
California GO, 5.00%, 9/1/25	150,000	161,027
California GO, 5.625%, 4/1/26	500,000	545,525
California GO, 5.75%, 4/1/27	500,000	544,445
California GO, 5.00%, 2/1/28 (Ambac)	335,000	358,504
California GO, 5.75%, 4/1/28	500,000	541,055
California GO, 5.25%, 9/1/28	200,000	213,868
California GO, 5.00%, 10/1/29	200,000	206,436

California GO, 5.00%, 10/1/41	100,000	99,696
California GO, 5.00%, 2/1/43	250,000	248,845
California GO, Series 2012 B, VRN, 1.21%, 9/5/13	200,000	203,246
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	10,000	12,413
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	245,000	278,749
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	320,550
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	155,523
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	192,226
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	33,908
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	118,399
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	500,000	497,595
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	520,000	503,188
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	80,000	77,380
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	384,976
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	310,962
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	267,504
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	99,431
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	199,108
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	118,423
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	410,036
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	153,129
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	300,000	350,400
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	102,561
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	217,114
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	238,562
Poway Unified School District Rev., Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	500,000	91,900
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	207,876
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	107,950
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	151,428
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	50,000	56,319

San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	78,956
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(1)	200,000	78,922
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	278,440
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	1,000,000	224,800

		12,859,680

COLORADO — 2.2%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	270,645
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	267,150
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	95,064
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	200,000	220,430
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/26	200,000	218,074
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	222,572
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	220,374

		1,514,309

CONNECTICUT — 0.3%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	219,524

DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	110,259

DISTRICT OF COLUMBIA — 1.8%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	308,142
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.54%, 9/5/13	500,000	500,405
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	453,764

		1,262,311

FLORIDA — 3.7%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	107,907
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	210,344
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	200,000	224,368
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	250,297
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	308,049
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	226,140
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	96,468
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	207,562
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	182,478
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	82,910
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	220,681
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	322,989

Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	114,795

		2,554,988

GEORGIA — 2.3%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	290,138
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	206,746
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	100,024
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	100,024
Floyd County Development Authority Rev., (Power Company Plant Hammond), VRDN, 0.85%, 11/19/15	200,000	200,704
Georgia GO, Series 2013 C, 5.00%, 10/1/20	250,000	295,107
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	404,004

		1,596,747

GUAM — 0.8%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	150,700
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	250,000	260,620
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	141,236

		552,556

HAWAII — 0.5%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	204,112
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/26	100,000	109,049

		313,161

IDAHO — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	246,875

ILLINOIS — 4.4%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	210,036
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	215,962
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	200,000	220,520
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	250,000	263,852
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	101,544
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	204,804
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	226,396
Illinois GO, 5.00%, 1/1/15	295,000	310,759
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	218,994
Illinois GO, 5.00%, 3/1/37	100,000	88,519
Illinois GO, 5.50%, 7/1/38	100,000	94,811
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	234,068
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	267,310
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	166,937
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	269,377

		3,093,889

INDIANA — 0.6%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	277,768
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	108,524

		386,292

IOWA — 1.9%
Grinnell Hospital Rev., (Grinnell Regional Medical Center), VRDN, 0.06%, 9/3/13 (LOC: U.S. Bank N.A.)	1,300,000	1,300,000

KANSAS — 1.0%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.29%, 9/5/13	500,000	500,005
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	200,000	227,284

		727,289

KENTUCKY — 1.0%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	153,396
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	277,638
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	273,852

		704,886

LOUISIANA — 0.3%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	220,522

MARYLAND — 0.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	161,487

MASSACHUSETTS — 4.3%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34	200,000	211,758
Massachusetts Bay Transportation Authority Rev., Series 2012 A, (Assessment Bonds), 5.00%, 7/1/41	150,000	152,780
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	228,105
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	220,724
Massachusetts GO, Series 2012 A, VRN, 0.31%, 9/5/13	200,000	200,040
Massachusetts GO, Series 2013 A, 5.00%, 4/1/19	400,000	463,020
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	221,240
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	288,737
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	254,453
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, 5.00%, 5/15/43	200,000	204,150
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	263,462
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	100,000	105,385
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	157,317

		2,971,171

MICHIGAN — 1.7%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	241,725
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	93,855
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	215,242
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	367,425
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	123,863
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	164,070

		1,206,180

MINNESOTA — 0.3%
Minnesota GO, 5.00%, 6/1/18	200,000	222,286

MISSISSIPPI — 0.5%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	118,219
Mississippi Development Bank Special Obligation Rev., (Marshall County Industrial Development Authority), 5.00%, 1/1/27	250,000	263,033

		381,252

MISSOURI — 0.4%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	272,910

NEBRASKA — 0.2%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	164,112

NEVADA — 0.6%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	207,748
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	200,000	227,636

		435,384

NEW JERSEY — 6.1%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	269,670
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	266,210
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	76,009
New Jersey Educational Facilities Authority Rev., Series 2012 B, (Rampano College), 5.00%, 7/1/37	200,000	200,412
New Jersey GO, 5.00%, 6/1/17	200,000	227,806
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	272,120
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	193,176
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	200,148
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	200,000	200,128
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	250,215
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	464,268
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	287,805
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	260,946

New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	239,954
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	113,664
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	309,851
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	290,753
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(1)	400,000	143,848

		4,266,983

NEW YORK — 14.6%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	56,615
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	272,648
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	171,236
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	291,100
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	293,322
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	243,520
New York City GO, Series 2013 A1, 5.00%, 8/1/36	90,000	91,688
New York City GO, Series 2013 J, 5.00%, 8/1/23	250,000	284,187
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(3)	60,000	62,255
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	190,000	190,403
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	71,298
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	251,103
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 CC, 5.00%, 6/15/45	300,000	300,381
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second Generation Resolution), 5.00%, 6/15/45	600,000	600,804
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	326,424
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	162,696
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	202,632
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	213,458
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	202,744
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	309,642
New York GO, Series 2009 C, 5.00%, 8/1/23	500,000	552,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	460,000	471,523
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	98,536
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	221,336
New York State Dormitory Authority Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18	300,000	349,383

New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	256,935
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	415,052
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	300,000	321,789
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	288,988
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	205,956
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	132,320
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	106,802
Niagara Area Development Corp. Solid Waste Disposal Facility Rev., Series 2012 B, (Covanta Holding Corp.), 4.00%, 11/1/24	100,000	88,058
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	273,452
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	409,057
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	350,067
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	350,000	381,748
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	200,894
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	200,000	211,432
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2012 B, 0.00%, 11/15/32(1)	500,000	192,625

		10,126,109

NORTH CAROLINA — 2.6%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	250,000	237,453
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	288,990
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	200,000	210,594
North Carolina GO, Series 2013 C, 5.00%, 5/1/24	225,000	262,946
North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	291,948
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	330,834
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	212,232

		1,834,997

OHIO — 0.3%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	192,384

OKLAHOMA — 0.2%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	159,252

OREGON — 1.2%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	203,042
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	303,375

Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	323,313

		829,730

PENNSYLVANIA — 3.4%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	289,470
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	250,000	286,737
Pennsylvania GO, 5.00%, 11/15/22	100,000	114,121
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	221,752
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	100,000	105,161
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	224,122
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	146,109
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	326,373
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	257,357
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	150,000	158,726
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	107,582
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	103,996

		2,341,506

PUERTO RICO — 5.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	500,000	501,880
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	230,000	224,239
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/21	200,000	175,620
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	200,000	164,920
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	154,926
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	92,643
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	260,079
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	133,114
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	94,807
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	200,000	196,500
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	200,000	151,694
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	100,000	66,713
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	245,524
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	147,568
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	65,894
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	111,507
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	285,232
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	118,289
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	300,000	317,175

Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(1)	390,000	95,495
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	700,000	89,369

		3,693,188

SOUTH CAROLINA — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	195,643

TENNESSEE — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	246,305

TEXAS — 6.9%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	320,058
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	330,828
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	265,050
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	112,774
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	110,186
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	41,660
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	414,572
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	257,935
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	93,943
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	215,286
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	314,457
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	156,579
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	100,671
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	39,206
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	298,164
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	254,913
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	257,230
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	50,598
San Antonio Water System Rev., 4.00%, 5/15/16	500,000	544,025
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	257,690
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	92,168
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	264,082

		4,792,075

UTAH — 0.4%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)(3)	40,000	45,155
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	243,165

		288,320

VIRGINIA — 0.8%
Chesapeake Expressway Toll Road Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/15/23(4)	200,000	91,358
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	225,880

Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	225,412

		542,650

WASHINGTON — 2.8%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	250,000	282,485
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	165,287
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	206,178
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	205,402
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	250,000	274,617
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	271,977
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	229,298
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	218,570
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	150,000	127,331

		1,981,145

WISCONSIN — 1.4%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/26	300,000	329,952
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	321,477
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	288,338

		939,767

TOTAL INVESTMENT SECURITIES — 96.9% (Cost $67,972,223)		67,362,790

OTHER ASSETS AND LIABILITIES — 3.1%		2,166,785

TOTAL NET ASSETS — 100.0%		$69,529,575

FUTURES CONTRACTS

Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
5 U.S. Treasury 30-Year Bonds	December 2013	659,531	(3,701)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $27,774.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$67,972,223
Gross tax appreciation of investments	$1,898,208
Gross tax depreciation of investments	(2,507,641)
Net tax appreciation (depreciation) of investments	$(609,433)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

August 31, 2013

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 102.2%

ALABAMA — 1.0%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.16%, 9/5/13 (LOC: Troy Bank and Trust Co. and FHLB)	1,925,000	1,925,000

ARIZONA — 0.6%
Phoenix Industrial Development Authority Rev., (Southwestern College of Phoenix), VRDN, 0.09%, 9/5/13 (LOC: Comerica Bank)	1,165,000	1,165,000

CALIFORNIA — 14.8%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.25%, 9/5/13 (LOC: Bank of the West)	500,000	500,000
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.25%, 9/5/13 (LOC: Bank of the West and BNP Paribas)	2,800,000	2,800,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.25%, 9/5/13 (LOC: Bank of the West)	930,000	930,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.16%, 9/5/13 (LOC: Comerica Bank)	1,675,000	1,675,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.14%, 9/5/13 (LIQ FAC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	5,000,000	5,071,380
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.13%, 9/5/13 (SBBPA: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.56%, 9/5/13 (LOC: BNP Paribas)	8,440,000	8,440,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.10%, 9/4/13 (SBBPA: Citibank N.A.)	950,000	950,000

		27,266,380

COLORADO — 2.6%
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	865,000	865,000
Colorado Health Facilities Authority Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13	1,155,000	1,166,281
County of Boulder Rev., (Mental Health Center), VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	1,275,000	1,275,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.24%, 9/5/13 (LOC: BNP Paribas)	1,540,000	1,540,000

		4,846,281

FLORIDA — 6.5%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.),VRDN, 0.33%, 9/5/13 (LOC: Bank of America N.A.)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.13%, 9/5/13 (LOC: Branch Banking & Trust)	1,200,000	1,200,000
Florida State Turnpike Authority Rev., Series 2010 A, 5.00%, 7/1/14	2,000,000	2,077,917
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.16%, 9/5/13 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.22%, 9/5/13 (LOC: Bank of America N.A.)	4,100,000	4,100,000

		12,072,917

GEORGIA — 1.9%
Cobb County Housing Authority Rev., Series 2003, (Tamarron Apartments Project), VRDN, 0.08%, 9/5/13 (LIQ FAC: FHLMC)	2,000,000	2,000,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.41%, 9/5/13	1,520,000	1,520,000

		3,520,000

ILLINOIS — 13.3%
BB&T Municipal Trust Rev., Series 2008-5001, VRDN, 0.16%, 9/5/13 (LOC: Rabobank Nederland, NY)(1)	9,000,000	9,000,000
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.36%, 9/5/13 (LOC: Bank of America N.A.)	1,770,000	1,770,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics Inc.),VRDN, 0.29%, 9/5/13 (LOC: U.S. Bank N.A.)	2,600,000	2,600,000
Illinois Finance Authority Rev., (Cultural Pool), VRDN, 0.15%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.17%, 9/5/13 (LOC: JPMorgan Chase Bank N.A.)	690,000	690,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.12%, 9/5/13 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.45%, 9/5/13 (LOC: First National Bank and FHLB)	1,845,000	1,845,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.24%, 9/4/13 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000

		24,440,000

INDIANA — 0.4%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.17%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.17%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)	350,000	350,000

		750,000

IOWA — 1.4%
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.09%, 9/5/13	1,900,000	1,900,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.21%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	675,000	675,000

		2,575,000

LOUISIANA — 1.8%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.29%, 9/4/13 (LOC: Community Bank and FHLB)	3,290,000	3,290,000

MARYLAND — 0.8%
Howard County Economic Development Rev., (Eight P CPL LLC), VRDN, 0.31%, 9/5/13 (LOC: Sovereign Bank N.A. and U.S. Bank N.A.)	1,500,000	1,500,000

MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.09%, 9/4/13 (SBBPA: Landesbank Baden-Wurttemberg)	4,910,000	4,910,000
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.70%, 9/4/13 (LOC: Bank of America N.A.)	605,000	605,000

Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.28%, 9/4/13 (LOC: TD Bank N.A.)	600,000	600,000

		6,115,000

MISSISSIPPI — 0.9%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.18%, 9/5/13 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,580,000	1,580,000

MISSOURI — 2.8%
Missouri State Health & Educational Facilities Authority Rev., (Academie Lafayette), VRDN, 0.27%, 9/5/13 (LOC: Bank of America N.A.)	1,235,000	1,235,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.13%, 9/3/13 (LOC: Commerce Bank N.A.)	4,000,000	4,000,000

		5,235,000

NEVADA — 3.3%
Clark County Airport System Rev., Series 2013 C2, (Junior Lien) 2.00%, 7/1/14	3,500,000	3,547,795
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.17%, 9/5/13 (LOC: Citibank N.A.)	2,465,000	2,465,000

		6,012,795

NEW MEXICO — 1.1%
State of New Mexico Rev., Series 2009 A, 5.00%, 7/1/14	2,000,000	2,079,379

NEW YORK — 11.6%
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.16%, 9/4/13 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
Nassau County Industrial Development Agency Continuing Care Rev., Series 2007 C (Amsterdam at Harborside), VRDN, 0.35%, 9/4/13 (LOC: Bank of America N.A.)	8,465,000	8,465,000
New York State Dormitory Authority Rev., Series 2009 A, 4.00%, 7/1/14	1,050,000	1,082,177
North Amityville Fire Co., Inc. Rev., VRDN, 0.33%, 9/5/13 (LOC: Citibank N.A.)	2,940,000	2,940,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.39%, 9/4/13 (LOC: JPMorgan Chase Bank N.A.)	1,370,000	1,370,000

		21,357,177

NORTH CAROLINA — 2.9%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.16%, 9/5/13 (LOC: Branch Banking & Trust)	4,720,000	4,720,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	705,000	705,000

		5,425,000

NORTH DAKOTA — 1.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.11%, 9/3/13 (LOC: Bank of America N.A.)	2,200,000	2,200,000

OHIO — 6.1%
County of Montgomery Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13	7,500,000	7,572,741
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.11%, 9/5/13 (LOC: First Federal Bank of Midwest and FHLB)	3,740,000	3,740,000

		11,312,741

PENNSYLVANIA — 1.1%
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000

SOUTH DAKOTA — 1.0%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.15%, 9/5/13 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,900,000	1,900,000

TENNESSEE — 1.2%
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.12%, 9/3/13 (LOC: Bank of America N.A.)	2,140,000	2,140,000

TEXAS — 15.5%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.15%, 9/4/13	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.21%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.26%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	4,570,000	4,570,000
State of Texas Rev., 2.00%, 8/28/14(2)	7,000,000	7,123,970
Tarrant County Housing Finance Corp. Rev., (Var-Multifamily Housing-Gateway Apartments),VRDN, 0.05%, 9/5/13 (LIQ FAC: FNMA)	1,120,000	1,120,000

		28,513,970

UTAH — 1.1%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.40%, 9/5/13 (LOC: Bank of the West)	1,350,000	1,350,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.16%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	730,000	730,000

		2,080,000

WASHINGTON — 3.0%
Washington State Housing Finance Commission Rev., Series 2000 A, (St. Vincent De Paul Project), VRDN, 0.10%, 9/5/13 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.10%, 9/4/13 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.30%, 9/4/13 (LOC: Bank of the West)	3,100,000	3,100,000

		5,460,000

WISCONSIN — 1.0%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.19%, 9/4/13 (LOC: U.S. Bank N.A.)	1,790,000	1,790,000

TOTAL INVESTMENT SECURITIES — 102.2%		188,551,640

OTHER ASSETS AND LIABILITIES — (2.2)%		(4,059,832)

TOTAL NET ASSETS — 100.0%		$184,491,808

Notes to Schedule of Investments
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $12,695,000, which represented 6.9% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$188,551,640

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2013